Other Liabilities - Details of Other Liabilities (Detail) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current
Extension of concessions	$ 824	$ 711	$ 593
Liabilities for contractual claims	2,618	7,250	59
Miscellaneous	26	1,101	658
Total, other current liabilities	3,468	9,062	1,310
Noncurrent
Extension of concessions	823	710	529
Liabilities for contractual claims	145	2,250	170
Miscellaneous		1	4
Total, other noncurrent liabilities	$ 968	$ 2,961	$ 703